UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005-10A, Class B, 0.74%, 9/18/17 (a)(b)	USD	750	$669,060
Ballyrock CDO Ltd., Series 2006-1A, Class B, 0.86%, 8/28/19 (a)(b)		1,000	785,000
Canaras Summit CLO Ltd., Series 2007- 1A, Class B, 0.83%, 6/19/21 (a)(b)		750	595,162
Chatham Light CLO Ltd., Series 2005-2A, Class A2, 0.83%, 8/03/19 (a)(b)		1,000	855,500
Flagship CLO, Series 2006-1A, Class B, 0.70%, 9/20/19 (a)(b)		1,304	981,260
Franklin CLO Ltd., Series 6A, Class B, 0.89%, 8/09/19 (a)(b)		1,910	1,528,000
Fraser Sullivan CLO Ltd., Series 2006- 2A, Class B, 0.75%, 12/20/20 (a)(b)		500	407,500
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.78%, 10/27/20 (b)		575	425,500
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B, 0.88%, 8/01/22 (a)(b)		1,255	928,700
Landmark CDO Ltd., Series 2006-8A, Class B, 0.77%, 10/19/20 (a)(b)		1,075	835,157
MAPS CLO Fund LLC, Series 2005-1A, Class C, 1.30%, 12/21/17 (a)(b)		575	503,125
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21 (b)		765	634,414
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.00%, 7/15/19 (a)(b)		655	585,053
Total Asset-Backed Securities – 3.7%			9,733,431

Common Stocks (c)	Shares
Auto Components — 0.7%
Delphi Debtor-in-Possession Holding Co. LLP
Class B Membership Interests		29,947	608,491
Class B Membership Interests		69,876	1,383,407
			1,991,898
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		13,117	5,772
Electrical Equipment — 0.0%
Medis Technologies Ltd.		71,654	430
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		133,089	133,096
Ainsworth Lumber Co. Ltd. (a)		152,951	152,958

Common Stocks (c)	Shares	Value
Paper & Forest Products (concluded)
Western Forest Products, Inc.	84,448	$61,269
		347,323
Software — 0.1%
HMH Holdings/EduMedia	92,606	138,909
Total Common Stocks – 0.9%		2,484,332

Corporate Bonds	Par (000)
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21	USD	276	264,960
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		139	147,498
			412,458
Auto Components — 0.9%
Icahn Enterprises LP, 7.75%, 1/15/16		2,215	2,284,219
Chemicals — 1.2%
CF Industries, Inc., 6.88%, 5/01/18		905	1,039,619
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15		857	985,535
10.00%, 3/31/15		844	844,160
Lyondell Chemical Co., 11.00%, 5/01/18		292	314,601
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		95	96,900
			3,280,815
Commercial Banks — 1.0%
CIT Group, Inc.:
7.00%, 5/01/15		290	290,000
7.00%, 5/01/16		400	395,800
7.00%, 5/01/17		1,621	1,604,790
7.00%, 5/02/17 (a)		250	246,250
			2,536,840
Commercial Services & Supplies — 0.4%
ARAMARK Corp., 3.93%, 2/01/15 (b)		135	127,238
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		903	903,096
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		71	63,190
			1,093,524
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		775	792,438

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging — 1.0%
Ball Corp., 5.75%, 5/15/21	USD	510	$520,200
Berry Plastics Holding Corp., Term Loan C, 8.25%, 11/15/15		615	651,900
Graphic Packaging International, Inc., 9.50%, 6/15/17		220	239,800
OI European Group BV, 6.88%, 3/31/17	EUR	143	189,267
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		335	459,142
7.75%, 11/15/19		338	458,712
			2,519,021
Diversified Financial Services — 2.0%
Ally Financial, Inc., 2.53%, 12/01/14 (b)	USD	2,600	2,263,209
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		160	163,600
FCE Bank Plc, 4.75%, 1/19/15	EUR	375	483,732
Reynolds Group Issuer, Inc. (a):
8.75%, 10/15/16	USD	597	616,403
8.75%, 10/15/16	EUR	472	621,541
7.13%, 4/15/19	USD	530	518,075
7.88%, 8/15/19		300	301,500
6.88%, 2/15/21		395	377,225
			5,345,285
Diversified Telecommunication Services — 0.6%
ITC Deltacom, Inc., 10.50%, 4/01/16		430	443,437
Qwest Communications International, Inc.:
8.00%, 10/01/15		600	640,500
Series B, 7.50%, 2/15/14		434	436,713
			1,520,650
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC:
10.88%, 11/15/14		1,175	1,107,437
7.75%, 4/15/18 (a)		210	168,525
			1,275,962
Health Care Providers & Services — 1.7%
HCA, Inc.:
6.50%, 2/15/20		1,170	1,164,150
7.25%, 9/15/20		485	498,338
7.50%, 2/15/22		1,200	1,182,000
Omnicare, Inc., 7.75%, 6/01/20		550	579,562
Tenet Healthcare Corp., 8.88%, 7/01/19		1,085	1,182,650
			4,606,700
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		1,860	2,073,900

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 0.7%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)	USD	373	$309,590
MGM Resorts International:
10.38%, 5/15/14		865	968,800
11.13%, 11/15/17		400	447,500
			1,725,890
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,200	1,248,000
Independent Power Producers & Energy Traders — 2.9%
Calpine Corp., 7.25%, 10/15/17 (a)		3,775	3,850,500
Energy Future Holdings Corp., 10.00%, 1/15/20		1,000	1,025,000
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		2,700	2,781,000
			7,656,500
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)		1,557	1,662,456
IT Services — 0.1%
First Data Corp., 7.38%, 6/15/19 (a)		405	380,700
Media — 2.8%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		225	237,938
CCH II LLC, 13.50%, 11/30/16		1,050	1,210,125
CSC Holdings, Inc., 8.50%, 4/15/14		420	465,675
Checkout Holding Corp., 11.25%, 11/15/15 (a)(d)		665	329,175
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		401	420,047
Series B, 9.25%, 12/15/17		1,834	1,930,285
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		615	641,137
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		2,000	2,065,000
			7,299,382
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (e)		445	491,725
Oil, Gas & Consumable Fuels — 0.8%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		435	415,425
6.25%, 6/01/21		205	195,775
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		275	292,875

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp., 6.00%, 11/15/18 (a)	USD	1,335	$1,333,331
			2,237,406
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(e)		548	345,190
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		340	341,700
Verso Paper Holdings LLC, Series B, 4.18%, 8/01/14 (b)		340	214,200
			901,090
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		980	948,150
Wireless Telecommunication Services — 1.6%
Cricket Communications, Inc., 7.75%, 5/15/16		1,700	1,695,750
Digicel Group Ltd. (a):
9.13%, 1/15/15 (e)		278	273,830
8.25%, 9/01/17		315	310,275
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		630	634,725
iPCS, Inc., 2.55%, 5/01/13 (b)		1,500	1,365,000
			4,279,580
Total Corporate Bonds – 21.5%			56,572,691

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.5%
DynCorp International, Term Loan B, 6.25% - 6.75%, 7/07/16	848	829,569
SI Organization, Inc., New Term Loan B, 4.50%, 11/22/16	838	800,542
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17	1,787	1,767,992
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17	662	661,003
		4,059,106
Airlines — 0.9%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	2,394	2,277,891
Auto Components — 2.4%
Allison Transmission, Inc., Term Loan, 2.75%, 8/07/14	3,421	3,295,966
Autoparts Holdings, Ltd., First Lien Term Loan, 6.50%, 7/28/17	1,450	1,448,651
Federal-Mogul Corp.:
Term Loan B, 2.19% - 2.20%, 12/29/14	598	552,149

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components (concluded)
Federal-Mogul Corp. (concluded):
Term Loan C, 2.19% - 2.20%, 12/28/15	USD	305	$281,709
GPX International Tire Corp., Tranche B Term Loan:
8.37%, 3/31/12		549	—
12.00%, 3/31/12		9	—
UCI International, Inc., Term Loan, 5.50%, 7/26/17		744	743,913
			6,322,388
Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%, 6/01/17		898	894,508
Building Products — 3.1%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		1,169	1,154,511
CPG International I, Inc., Term Loan B, 6.00%, 2/18/17		1,787	1,670,377
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		4,421	4,406,912
Momentive Performance Materials (Blitz 06-103 GmbH), Tranche B- 2B Term Loan, 4.70%, 5/05/15	EUR	647	804,654
			8,036,454
Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	364	362,616
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16		1,764	1,755,513
Nuveen Investments, Inc.:
Incremental Term Loan, 6.45%, 5/13/17		345	337,669
Extended Term Loan (First Lien),
5.87% - 6.00%, 5/12/17		1,753	1,660,021
Non-Extended Term Loan (First
Lien), 3.37% - 3.42%, 11/13/14		897	846,237
			4,962,056
Chemicals — 5.6%
American Rock Salt Holdings LLC, Term Loan B, 5.50%, 4/25/17		1,219	1,197,545
Arizona Chemical Co., LLC, Term Loan, 4.75%, 11/21/16		226	226,024
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		935	935,589
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,400	1,398,250
Gentek, Inc., Term Loan B, 5.00%, 10/06/15		1,453	1,433,146
MDI Holdings, LLC (FKA MacDermid, Inc.), Tranche C Term Loan, 3.38%, 4/11/14	EUR	505	652,790
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,194	1,146,240
Polyone Corp., Term Loan, 5.00%, 11/01/17		405	404,494

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.51% - 3.68%, 7/30/14	USD	1,590	$1,490,218
Styron Sarl, LLC, Term Loan B, 6.00%, 8/02/17		1,344	1,156,352
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		2,754	2,749,891
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,035	1,961,275
			14,751,814
Commercial Services & Supplies — 3.8%
Adesa, Inc. (KAR Holdings, Inc.), Term Loan B, 5.00%, 5/19/17		2,593	2,557,328
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/20/15		1,627	1,618,500
ARAMARK Corp.:
Extended Letter of Credit, 3.49%, 7/26/16		24	22,871
Extended Term Loan B, 3.62%, 7/26/16		358	347,762
Synthetic Letter of Credit, 2.11%, 1/27/14		16	15,950
Term Loan, 2.24%, 1/27/14		203	198,004
AWAS Finance Luxembourg Sarl., Term Loan B, 5.25%, 6/10/16		638	630,345
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		1,875	1,876,875
Synagro Technologies, Inc., Term
Loan (First Lien), 2.25% - 2.26%, 4/02/14		1,516	1,278,903
Volume Services America, Inc., (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16		990	973,913
West Corp.:
Term Loan 4, 4.58% - 4.67%, 7/15/16		152	150,852
Term Loan B, 4.58% - 4.67%, 7/15/16		294	291,266
			9,962,569
Communications Equipment — 1.0%
Avaya, Inc., Term Loan B, 3.26%, 10/24/14		1,014	941,420
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,591	1,582,611
			2,524,031
Construction & Engineering — 1.0%
BakerCorp., Inc., Term Loan B, 5.00%, 6/01/18		863	852,915
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		1,700	1,700,000
			2,552,915

Floating Rate Loan Interests (b)	Par (000)		Value
Consumer Finance — 1.7%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	USD	5,285	$4,581,461
Containers & Packaging — 0.7%
Berry Plastics Holding Corp., Term Loan C, 2.25%, 4/03/15		276	259,949
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		1,570	1,582,231
			1,842,180
Diversified Consumer Services — 3.0%
Coinmach Service Corp., Term
Loan B, 3.25% - 3.32%, 11/20/14		2,472	2,197,301
Laureate Education Inc., Extended Term Loan, 5.25%, 8/15/18		3,775	3,517,014
ServiceMaster Co.:
Closing Date Term Loan, 2.75% - 2.83%, 7/24/14		2,177	2,059,384
Delayed Draw Term Loan, 2.76%, 7/24/14		217	205,084
			7,978,783
Diversified Financial Services — 1.4%
Reynolds Group Holdings, Inc.:
Term Loan C, 5.25% - 6.50%, 8/09/18		2,400	2,356,800
Term Loan E, 6.50%, 2/09/18		1,423	1,397,353
			3,754,153
Diversified Telecommunication Services — 4.3%
Hawaiian Telcom Communications,
Inc., Term Loan, 9.00%, 11/01/15 (e)		1,350	1,357,479
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		1,605	1,402,497
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan, 2.65%, 3/13/14		2,525	2,370,344
Term Loan B2, 5.75%, 9/03/18		3,450	3,337,875
Term Loan B3, 5.75%, 8/31/18		1,475	1,427,062
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,493	1,410,770
			11,306,027
Electronic Equipment, Instruments & Components — 1.6%
Aeroflex, Inc., Term Loan B, 4.25%, 5/09/18		905	854,873
CDW LLC (FKA CDW Corp.), Non- Extended Term Loan, 3.75%, 10/10/14		1,372	1,317,933
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.50%, 10/01/14		45	44,045
Term Loan A-3, 2.51%, 10/01/14		39	37,753

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Electronic Equipment, Instruments & Components (concluded)
Sensata Technologies Finance Company, LLC, New Term Loan, 4.00%, 5/11/18	USD	2,095	$2,065,067
			4,319,671
Energy Equipment & Services — 2.7%
CCS Corp., Tranche B Term Loan, 3.37%, 11/14/14		1,613	1,471,562
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		939	937,319
Gas Co. Term Loan, 9.25%, 8/04/16		1,261	1,270,104
MEG Energy Corp., Tranche D Term Loan, 4.00%, 3/16/18		3,350	3,312,916
			6,991,901
Food & Staples Retailing — 1.8%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.63%, 7/09/15	GBP	1,825	2,546,998
B&G Foods, Inc., Term Loan B, 3.50%, 11/18/18	USD	375	375,158
Bolthouse Farms, Inc., Term Loan (First Lien), 5.50% - 5.75%, 2/11/16		497	493,999
US Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14		1,543	1,400,740
			4,816,895
Food Products — 3.6%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/30/16		1,951	1,938,444
11.25%, 9/29/17		1,100	1,094,038
Del Monte Corp., Term Loan B, 4.50%, 3/08/18		3,447	3,257,616
Michaels Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term Loan B, 4.25%, 2/23/18		292	287,138
Pinnacle Foods Finance LLC:
Tranche B Term Loan, 2.75% - 2.87%, 4/02/14		90	88,058
Tranche D Term Loan, 6.00%, 4/02/14		1,213	1,212,307
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% - 6.00%, 7/06/18		557	552,878
Tranche C-1 Term Loan, 5.00% - 6.00%, 7/06/18		1,034	1,026,774
			9,457,253
Health Care Equipment & Supplies — 1.9%
Biomet, Inc., Dollar Term Loan B, 3.26% - 3.36%, 3/25/15		683	658,167
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.26%, 5/20/14		1,073	1,033,073

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18	USD	1,505	$1,446,351
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		1,805	1,811,318
			4,948,909
Health Care Providers & Services — 6.1%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51%, 7/25/14		82	78,927
Non-Extended Term Loan, 2.51% - 2.77%, 7/25/14		1,581	1,523,739
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		1,290	1,263,155
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		1,687	1,678,814
Emergency Medical Services, Term Loan B, 5.25% - 6.00%, 5/25/18		1,905	1,845,675
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,098	1,076,114
Tranche A Term Loan, 8.50%, 3/02/15		673	659,214
HCA, Inc.:
Tranche B-1 Term Loan, 3.62%, 5/01/18		636	601,144
Tranche B-2 Term Loan, 3.62%, 3/31/17		787	746,519
Health Management Associates, New Term Loan B, 3.50%, 11/16/18		1,375	1,368,702
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Incremental Term Loan B3, 6.75%, 5/15/18		903	882,683
Term Loan B, 6.50%, 8/04/16		1,791	1,749,428
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		1,247	1,190,766
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/16/16		1,191	1,188,023
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Term Loan B, 5.00%, 1/29/16		135	132,806
			15,985,709
Health Care Technology — 1.4%
IMS Health, Inc., Tranche B Dollar Term Loan, 4.50%, 8/25/17		1,204	1,199,902
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		1,580	1,587,410
MedAssets, Inc., Term Loan B, 5.25%, 11/16/16		777	768,284
			3,555,596

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure — 5.3%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/13/18	USD	1,243	$1,235,432
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		860	848,536
Caesars Entertainment Operating Co., Inc.:
Term Loan B-1, 3.42%, 1/28/15		192	163,989
Term Loan B-2, 3.26% - 3.42%, 1/28/15		210	179,298
Term Loan B-3, 3.25% - 3.37%, 1/28/15		5,359	4,571,772
Term Loan B-4, 9.50%, 10/31/16		1,108	1,091,608
Dunkin’ Brands, Inc., New Term Loan B, 4.00%, 11/23/17		1,953	1,921,078
Golden Living, Term Loan, 5.00%, 5/04/18		626	540,229
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		1,355	1,345,909
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 5.25% - 6.00%, 6/30/16		1,255	1,248,209
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		774	764,235
			13,910,295
Independent Power Producers & Energy Traders — 2.2%
The AES Corp., Term Loan B, 4.25%, 6/01/18		1,990	1,967,612
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		5,748	3,742,448
			5,710,060
Industrial Conglomerates — 1.5%
Sequa Corp.:
Incremental Term Loan, 7.00%, 12/03/14		660	658,350
Term Loan, 3.63% - 3.70%, 12/03/14		3,318	3,196,640
			3,854,990
Insurance — 0.7%
CNO Financial Group, Inc., Term Loan, 6.25%, 9/30/16		1,742	1,732,916
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		1,195	1,054,587
IT Services — 5.0%
Ceridian Corp., US Term Loan, 3.26% - 3.38%, 11/10/14		1,238	1,097,894

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14	USD	660	$584,399
Initial Tranche B-2 Term Loan, 4.26%, 3/23/18		6,476	5,406,555
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		115	101,495
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		707	677,211
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		1,106	1,081,577
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		890	889,244
TransUnion LLC, Replacement Term Loan, 4.75%, 2/12/18		3,219	3,202,728
			13,041,103
Machinery — 1.8%
Navistar Financial Corp., Term Loan B, 4.56%, 12/16/12		817	812,583
Terex Corp.:
Term Loan, 6.03%, 4/28/17	EUR	135	177,772
Term Loan B, 5.50%, 4/28/17	USD	1,000	997,500
Tomkins Plc, Term Loan B, 4.25%, 9/21/16		2,704	2,681,296
			4,669,151
Media — 16.6%
Acosta, Inc., Term Loan, 4.75% - 5.50%, 3/01/18		1,347	1,302,851
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		1,600	1,458,522
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		1,696	1,681,624
Atlantic Broadband Finance LLC, Term Loan B, 4.00%, 3/08/16		982	952,006
Bresnan Telecommunications Co. LLC, Term Loan B, 4.50%, 12/14/17		2,903	2,830,486
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		1,300	1,298,778
Catalina Marketing Corp., Term Loan B, 3.01%, 10/01/14		234	222,402
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.51%, 7/03/14		996	840,877
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		765	705,095
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		28	27,986
Term Loan C, 3.62%, 9/06/16		2,129	2,089,525
Clarke American Corp., Term Facility B, 2.76% - 2.87%, 6/30/14		440	370,966
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/16		2,180	1,622,051

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18	USD	1,400	$1,362,088
Gray Television, Inc., Term Loan B, 3.75%, 12/31/14		1,399	1,365,451
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.44%, 6/12/14		1,447	994,537
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		998	980,044
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		6,468	6,381,288
Interactive Data Corp., New Term Loan B, 4.50%, 2/12/18		2,910	2,852,167
Knology, Inc., Term Loan B, 4.00%, 8/18/17		617	601,391
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 4.20%, 3/06/15	EUR	304	312,647
Facility C1, 4.45%, 3/04/16		304	314,689
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	444	436,557
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,500	2,571,875
Nielsen Finance LLC, Class B Dollar Term Loan, 4.00%, 5/02/16		1,387	1,350,093
Sinclair Television Group, Inc., Tranche B Term Loan, 4.00%, 10/28/16		843	839,307
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.50%, 6/01/12		1,882	1,855,715
Univision Communications, Inc., Extended First Lien Term Loan, 4.51%, 3/31/17		1,768	1,582,496
UPC Broadband Holding B.V.:
Term Loan AB, 3.92%, 12/29/17		995	971,369
Term U, 5.37%, 12/29/17	EUR	809	1,018,796
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18	USD	438	430,686
Weather Channel, Term Loan B, 4.25%, 2/13/17		2,108	2,096,603
			43,720,968
Metals & Mining — 2.7%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		2,843	2,791,895
SunCoke Energy, Inc., Term Loan B, 4.00% - 5.25%, 7/26/18		948	931,042

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining (concluded)
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18	USD	3,424	$3,358,034
			7,080,971
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		379	364,272
Multiline Retail — 0.7%
Dollar General Corp., Tranche B-2 Term Loan, 3.00% - 3.01%, 7/07/14		616	613,036
Hema Holding BV:
Facility B, 3.36%, 7/06/15	EUR	399	476,665
Facility C, 4.11%, 7/05/16		399	479,345
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18	USD	380	365,169
			1,934,215
Oil, Gas & Consumable Fuels — 2.1%
EquiPower Resources Holdings, LLC, Term Loan B, 5.75%, 1/26/18		1,590	1,574,132
Gibson Energy, Term Loan B, 5.75%, 6/15/18		1,796	1,788,767
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		2,044	2,033,971
			5,396,870
Paper & Forest Products — 0.6%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		450	451,687
Verso Paper Finance Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13		2,306	1,153,064
			1,604,751
Pharmaceuticals — 3.0%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		2,184	2,077,054
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		853	851,054
Pharmaceutical Products Development, 9.75%, 11/02/12		535	—
Pharmaceutical Products Development, Term Loan B, 7.00%, 11/19/18		1,800	1,774,602
Quintiles Transnational Corp., Term Loan, 5.00%, 6/08/18		1,357	1,315,902
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		998	990,438
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		637	626,452

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-2, 4.25%, 3/15/18	USD	318	$313,226
			7,948,728
Professional Services — 1.5%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17		621	618,826
Emdeon Business Services LLC, Term Loan B, 6.75%, 11/02/18		1,900	1,905,415
Fifth Third Processing Solutions LLC, Term Loan B (First Lien), 4.50%, 11/03/16		1,489	1,480,089
			4,004,330
Real Estate Investment Trusts (REITs) — 0.7%
Istar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		2,001	1,974,224
Real Estate Management & Development — 1.8%
Mattamy Funding Partnership, Term Loan, 2.63%, 4/11/13		404	371,306
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13		1,599	1,478,569
Extended Synthetic Letter of Credit, 3.20%, 10/10/13		56	51,438
Extended Term Loan B, 4.69%, 10/10/16		2,736	2,421,448
Term Loan, 3.44%, 10/10/13		523	483,351
			4,806,112
Road & Rail — 0.7%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18		1,060	1,061,993
The Hertz Corp., Term Loan B, 3.75%, 3/09/18		796	786,297
			1,848,290
Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.50%, 12/01/16		848	800,311
Microsemi Corp., Term Loan B, 5.75%, 2/02/18		690	688,710
NXP B.V., Incremental Term Loan, 5.50%, 12/12/17		915	877,833
			2,366,854
Software — 0.8%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		555	526,789
Rovi Corp., Tranche B Term Loan, 4.00%, 2/07/18		995	986,921
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		680	664,227
			2,177,937

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail — 4.6%
Academy Ltd., Term Loan, 6.00%, 8/03/18	USD	1,700	$1,668,839
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		938	911,679
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		1,770	1,728,706
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		821	754,179
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18		661	624,729
Michaels Stores, Inc.:
Term Loan B-1, 2.63% - 2.69%, 10/31/13		736	714,937
Term Loan B-2, 4.88% - 4.94%, 7/31/16		1,470	1,429,296
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		2,351	2,280,712
Toys ‘R’ Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		1,739	1,714,219
Term Loan B, 5.25%, 5/25/18		398	389,873
			12,217,169
Wireless Telecommunication Services — 1.4%
MetroPCS Wireless, Inc.:
Term Loan B, 4.00% - 4.06%, 3/16/18		247	238,981
Tranche B-2 Term Loan, 4.07% - 4.13%, 11/04/16		979	955,419
Vodafone Americas Finance 2, Inc. (e):
Initial Loan, 6.88%, 8/11/15		1,873	1,868,388
Term Loan B, 6.25%, 7/11/16		700	694,750
			3,757,538
Total Floating Rate Loan Interests – 106.8%			281,058,601

Other Interests (f)	Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate	4,750		48
Diversified Financial Services — 0.3%
FRA JGW SPV, LLC (J.G. Wentworth LLC Preferred Equity Interests) (c)(h)	—	(g)	758,337
Total Other Interests – 0.3%			758,385

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Warrants (i)	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)	11,690	$—
Total Warrants – 0.0%		—
Total Long-Term Investments (Cost – $363,872,181) – 133.2%		350,607,440

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (j)(k)	96,314	96,314
Total Short-Term Securities (Cost – $96,314) – 0.0%		96,314

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	20	—
Total Options Purchased (Cost – $19,556) – 0.0%		—
Total Investments (Cost — $363,988,051*) - 133.2%		350,703,754
Liabilities in Excess of Other Assets – (33.2)%		(87,447,606)
Net Assets – 100.0%		$263,256,148

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$362,604,510
Gross unrealized appreciation	$4,685,803
Gross unrealized depreciation	(16,586,559)
Net unrealized depreciation	$(11,900,756)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Amount is less than $500.

(h)	Wholly owned subsidiary.

(i)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	5,396,667	(5,300,353)	96,314	$211

(k)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of November, 30 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,923	CAD	207,500	Deutsche Bank AG	01/18/12	$(2,281)
USD	2,466,698	GBP	1,582,000	Citibank NA	01/18/12	(14,259)
EUR	1,253,000	USD	1,704,918	Deutsche Bank AG	01/25/12	(20,384)
USD	8,316,688	EUR	6,048,500	Citibank NA	01/25/12	185,079
Total						$148,155

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Asset- Backed Securities	—	$2,684,432	$7,048,999	$9,733,431
Common Stocks	$194,795	152,958	2,136,579	2,484,332
Corporate Bonds	—	54,433,406	2,139,285	56,572,691
Floating Rate Loan Interests	—	263,402,131	17,656,470	281,058,601
Other Interests	—	—	758,385	758,385
Short- Term Securities	96,314	—	—	96,314
Total	$291,109	$320,672,927	$29,739,718	$350,703,754

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$185,079	—	$185,079
Liabilities:
Foreign currency exchange contracts	—	(36,924)	—	(36,924)
Total	—	$148,155	—	$148,155

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Balance, as of August 31, 2011	$7,328,370	$191,645	$2,293,544	$23,078,475	$742,860	$33,634,894
Accrued discounts/premiums	29,742	—	19,365	27,981	—	77,088
Net realized gain (loss)	—	28	(4,362,357)	8,003	—	(4,354,326)
Net change in unrealized appreciation/ depreciation[2]	(309,113)	1,375,713	4,587,249	(836,095)	5,692	4,823,446
Purchases	—	571,106	—	38,509	9,833	619,448
Sales	—	(1,913)	(398,516)	(1,044,077)	—	(1,444,506)
Transfers in3	—	—	—	8,100,742	—	8,100,742
Transfers
out[3]	—	—	—	(11,717,068)	—	(11,717,068)
Balance, as of November 30, 2011	$7,048,999	$2,136,579	$2,139,285	$17,656,470	$758,385	$29,739,718

[2]	The change in unrealized appreciation/depreciation on investments still held on November 30, 2011 was $409,996.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 23, 2012